Interest in associates and joint ventures - Sensitivity of VIU (Details) - Bank of Communications Co., Limited - USD ($) $ in Billions	Dec. 31, 2019	Dec. 31, 2018
Bottom of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 18.5	$ 15.5
Top of range
Disclosure of associates [line items]
Value in use of investments in associates after reasonably possible changes in key assumptions	$ 22.8	$ 19.6
Long-term profit growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	1.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.0	$ 2.6
VIU after reasonably possible favourable changes in key assumptions	$ 21.5	$ 20.6
Change in bps due to reasonably possible unfavourable changes in key assumptions	(0.50%)	(0.10%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1.3)	$ (0.2)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20.2	$ 17.8
Long-term asset growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.50%)	(0.10%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.4	$ 0.3
VIU after reasonably possible favourable changes in key assumptions	$ 22.9	$ 18.3
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.00%	1.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ 0.0	$ (2.8)
VIU after reasonably possible unfavourable changes in key assumptions	$ 21.5	$ 15.3
Discount rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.54%)	(1.42%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.4	$ 3.2
VIU after reasonably possible favourable changes in key assumptions	$ 22.9	$ 21.3
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.56%	0.28%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1.2)	$ (0.5)
VIU after reasonably possible unfavourable changes in key assumptions	20.3	17.5
Expected credit losses as a percentage of customer advances
Disclosure of associates [line items]
Change in VIU due to reasonably possible favourable changes in key assumptions	1.0	0.9
VIU after reasonably possible favourable changes in key assumptions	22.5	18.9
Change in VIU due to reasonably possible unfavourable changes in key assumptions	(1.2)	(1.0)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20.3	$ 17.0
Expected credit losses as a percentage of customer advances | Not later than four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.90%	0.70%
Change in bps due to reasonably possible unfavourable changes in key assumptions	1.08%	0.83%
Expected credit losses as a percentage of customer advances | After four years
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.70%	0.65%
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.81%	0.77%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(0.96%)	(1.40%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.4	$ 0.5
VIU after reasonably possible favourable changes in key assumptions	$ 21.9	$ 18.6
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.12%	0.80%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ 0.0	$ (0.3)
VIU after reasonably possible unfavourable changes in key assumptions	$ 21.5	$ 17.8
Cost-income ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(1.75%)	(1.60%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.0	$ 1.1
VIU after reasonably possible favourable changes in key assumptions	$ 22.5	$ 19.2
Change in bps due to reasonably possible unfavourable changes in key assumptions	0.95%	2.00%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (1.2)	$ (1.4)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20.3	$ 16.7
Long-term effective tax rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	(3.52%)	(2.80%)
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 1.0	$ 0.7
VIU after reasonably possible favourable changes in key assumptions	$ 22.5	$ 18.7
Change in bps due to reasonably possible unfavourable changes in key assumptions	2.50%	2.50%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (0.7)	$ (0.6)
VIU after reasonably possible unfavourable changes in key assumptions	$ 20.8	$ 17.5
Earnings in short to medium term - compound annual growth rate
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	1.07%	2.04%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.5	$ 1.1
VIU after reasonably possible favourable changes in key assumptions	$ 22.0	$ 19.1
Change in bps due to reasonably possible unfavourable changes in key assumptions	(3.46%)	(3.66%)
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (2.4)	$ (1.8)
VIU after reasonably possible unfavourable changes in key assumptions	$ 19.1	$ 16.2
Capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.0	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	$ 21.5	$ 18.0
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.37%	2.58%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (8.2)	$ (5.0)
VIU after reasonably possible unfavourable changes in key assumptions	$ 13.3	$ 13.0
Capital requirements – tier 1 capital adequacy ratio
Disclosure of associates [line items]
Change in bps due to reasonably possible favourable changes in key assumptions	0.00%	0.00%
Change in VIU due to reasonably possible favourable changes in key assumptions	$ 0.0	$ 0.0
VIU after reasonably possible favourable changes in key assumptions	$ 21.5	$ 18.0
Change in bps due to reasonably possible unfavourable changes in key assumptions	3.22%	2.43%
Change in VIU due to reasonably possible unfavourable changes in key assumptions	$ (6.0)	$ (3.2)
VIU after reasonably possible unfavourable changes in key assumptions	$ 15.5	$ 14.8